Related party transactions and balances	12 Months Ended
Aug. 31, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

12. Related party transactions and balances

Compensation of key management personnel includes the Chief Executive Officer, Chief Operating Officer, Chief Financial Officer:

	August 31, 2025	August 31, 2024
	$	$
Salaries, Wages and benefits	582,734	776,278
Share-based compensation	161,994	-

Chief Strategy Officer resigned on March 07, 2025.